LEASES (Schedule of Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$ 27,471	$ 26,003